Earnings Per Share	3 Months Ended
Jan. 31, 2026
Earnings per share [abstract]
Earnings Per Share
Note 10: Earnings Per Share
Basic earnings per share is calculated by dividing net income attributable to bank shareholders, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.

The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2026	January 31, 2025
Net income attributable to bank shareholders	$2,490	$2,134
Dividends on preferred shares and distributions on other equity instruments	(81)	(65)
Net income available to common shareholders	$2,409	$2,069
Weighted-average number of common shares outstanding (in thousands)	708,402	729,564
Basic earnings per common share (Canadian $)	$3.40	$2.84